22 Financial instruments - risk management (Details Narrative) - GBP (£) £ in Thousands	Aug. 31, 2020	Jul. 31, 2020	May 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Amount raised	£ 7,800	£ 57,500	£ 42,600